Leases - Summary of Maturity of Lease Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 2,825.4	£ 2,620.6
Effect of discounting	(614.8)	(578.8)
Lease liability at end of year	2,210.6	2,041.8	£ 2,156.3
Short-term lease liability	282.4	279.7
Long-term lease liability	1,928.2	1,762.1
Within one year
Disclosure Of Leases [Line Items]
Gross lease liabilities	379.1	369.7
Between one and two years
Disclosure Of Leases [Line Items]
Gross lease liabilities	337.7	321.9
Between two and three years
Disclosure Of Leases [Line Items]
Gross lease liabilities	293.0	273.7
Between three and four years
Disclosure Of Leases [Line Items]
Gross lease liabilities	252.3	229.1
Between four and five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	234.8	199.1
Over five years
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 1,328.5	£ 1,227.1